Geographical analysis (by destination) (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of geographical areas [abstract]
Disclosure Of Sales Revenue By Destination Explanatory

Consolidated sales revenue by destination(a)	Six months to 30 June 2019%	Six months to 30 June 2018% (b)	Six months to 30 June 2019 US$m	Six months to 30 June 2018 US$m (b)
China	49.8%	44.9%	10,321	8,946
Asia (excluding China and Japan)	11.2%	11.6%	2,331	2,316
United States of America	13.7%	15.4%	2,834	3,058
Japan	8.7%	10.1%	1,793	2,019
Europe (excluding UK)	7.1%	8.8%	1,466	1,745
Canada	4.0%	3.4%	821	671
Australia	1.6%	1.8%	325	353
UK	0.5%	0.6%	115	117
Other	3.4%	3.4%	716	689
Consolidated sales revenue	100.0%	100.0%	20,722	19,914
The financial information by business unit and the geographic analysis of sales by destination satisfy the disclosure requirements of IFRS 8 ‘Operating Segments’ for interim financial statements and also provide additional voluntary disclosure which the Group considers is useful to the users of the financial statements.

(a)
Consolidated sales revenue by geographical destination is based on the ultimate country of destination of the product, if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the product at the time when the risks and rewards of ownership are transferred. Rio Tinto is domiciled in both the UK and Australia.

(b)
The 30 June 2018 comparatives have been amended to correct the allocation of sales revenue by destination. This resulted in a decrease in sales to the United States of America and the UK by US$59 million and US$56 million respectively with a corresponding increase in sales to Europe (excluding UK) of US$45 million, Canada of US$37 million and Other countries of US$33 million.

Consolidated sales revenue by product
Product analysis (by revenue type)

	Six months to 30 June 2019			Six months to 30 June 2018
Consolidated sales revenue by product	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m	Revenue from contracts with customers US$m(b)	Other revenue(a) US$m	Consolidated sales revenue US$m
Iron ore(b)	11,571	543	12,114	9,633	(61)	9,572
Aluminium	5,057	(29)	5,028	6,027	38	6,065
Copper	1,061	11	1,072	1,077	5	1,082
Coal	—	—	—	835	5	840
Industrial minerals(b)	1,117	(6)	1,111	1,064	—	1,064
Gold	393	—	393	228	—	228
Diamonds	271	—	271	323	—	323
Other(b)	732	1	733	740	—	740
Consolidated sales revenue	20,202	520	20,722	19,927	(13)	19,914
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales			1,087			1,293
Gross sales revenue			21,809			21,207

Product analysis (by revenue type) continued

(a)
Certain of the Group’s products may be provisionally priced at the date revenue is recognised. The change in value of the provisionally priced receivables is based on relevant forward market prices and is included in ‘Other revenue’ above.

(b)
The 30 June 2018 comparatives have been amended to correct the allocation of sales revenue by product. The most significant impacts are an increase in Other products revenues of US$39 million and a decrease in Iron ore revenues of US$36 million.